Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Disaggregation of Revenue	Revenue consists of the following (in thousands):

	For the Three Months Ended March 31,
	2021	2020
Online	$50,680	$28,524
Wholesale	1,634	1,539

Total revenue	$52,314	$30,063